Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities
Net (loss) income including noncontrolling interest	$ (137,906)	$ 659,647
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation and amortization	70,708	45,689
Changes in assets and liabilities
Decrease (increase) in accounts receivables	706,281	(1,170,646)
(Increase)/decrease in other receivables and prepayments	(237,123)	312,680
(Decrease)/increase in accounts, taxes, and other payables	(497,579)	264,357
Net cash (used in)/provided by operating activities	(95,619)	111,727
Cash flows from investing activities
Maturity of investments	143,759
Purchase of equipment and improvements		(10,519)
Purchase of intangible assets		(479)
Net cash (used in)/provided by investing activities	143,759	(10,998)
Cash flows from financing activities
Increase (decrease) in related party payable	9,489	128,727
Increase in related party receivables		(2,316,346)
Net cash provided by/(used in) financing activities	9,489	(2,187,619)
Net Increase/(decrease) of Cash and Cash Equivalents	57,629	(2,086,890)
Effect of foreign currency translation on cash and cash equivalents	(82,665)	(115,563)
Cash and cash equivalents - beginning of year	38,600	3,937,490
Cash and cash equivalents - end of year	13,564	1,735,037
Supplemental cash flow disclosures
Interest received	46,172	338,570
Interest paid	15,147	1,240
Income taxes paid	$ 491	$ 285,749